Taxes - Components of Income Taxes Recognized in Income Statement (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Current income taxes for the year	kr (2,564)	kr (5,513)	kr (4,168)
Current income taxes related to prior years	(2,237)	(392)	83
Deferred tax income/expense (+/–)	(2,116)	1,097	7,613
Share of taxes in joint ventures and associated companies	(5)	(5)	(3)
Tax expense/beneﬁt	kr (6,922)	kr (4,813)	kr 3,525